Income Taxes (Details) - Schedule of components of the income tax provision from continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of components of the income tax provision from continuing operations [Abstract]
Current	$ 160,540	$ 575,724
Deferred	(63,392)	147,660	286,905
Total income tax provision	$ 97,148	$ 723,384	$ 286,905